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As filed with the Securities and Exchange Commission on         OMB APPROVAL
July 21, 2006
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Registration No. 33-135140                                   OMB Number:3235-0336
                                                             Expires March 31, 2008
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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO.   2                                         / X /

POST-EFFECTIVE AMENDMENT NO.                                            /    /

                              OPPENHEIMER CHAMPION INCOME FUND
                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                     (Exact Name of Registrant as Specified in Charter)

                     6803 South Tucson Way, Centennial, Colorado 80112-3924
                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                          (Address of Principal Executive Offices)

                                        303-768-3200
                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       (Registrant's Area Code and Telephone Number)

                                    Robert G. Zack, Esq.
                         Executive Vice President & General Counsel
                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                                     225 Liberty Street
                                  New York, New York 10148

                                       (212) 323-0250
                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                          (Name and Address of Agent for Service)

         As soon as practicable after the Registration Statement becomes effective.
                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, Class B, Class C, Class N and Class Y
shares of Oppenheimer Champion Income Fund.

It is proposed that this filing will become effective on July 25, 2006 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of
1940, as amended.

The Registrant hereby amends this Registration Statement on such date as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14
(File No. 33-135140) (the "Registration Statement") consists of the following: (1) the facing sheet of the Registration Statement and (2) Part C to the Registration Statement
(including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement filed on
June 23, 2006.  This Pre-Effective Amendment No. 2 to the Registration Statement is being filed to withdraw the Fund's election under Rule 488 to go effective automatically on
July 24, 2006 and to include a delaying amendment.

                       OPPENHEIMER CHAMPION INCOME FUND

                                  FORM N-14

                                    PART C

                              OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 16(1) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933,  as amended (the "1933 Act") may be  permitted to trustees,  officers and controlling persons of Registrant pursuant to the foregoing  provisions or otherwise,  Registrant  has been advised that in the opinion of the Securities and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such liabilities (other than the payment by  Registrant  of  expenses  incurred  or  paid  by  a  trustee,  officer  or controlling  person of  Registrant  in the  successful  defense of any action, suit or  proceeding)  is  asserted  by such  trustee,  officer or  controlling person,  Registrant will,  unless in the opinion of its counsel the matter has been  settled  by  controlling  precedent,  submit  to a court of  appropriate jurisdiction  the  question  whether  such  indemnification  by it is  against public  policy as  expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)   (i)    Amended    and    Restated    Declaration    of    Trust    dated
10/24/00:   Previously  filed  with  Registrant's Post-Effective  Amendment No. 22,
11/16/00,  and incorporated herein by reference.

      (ii)  Amendment  No.  1  dated  1/25/02  to  the  Amended  and  Restated
Declaration  of Trust  dated  10/24/00:  Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  24,  1/25/02,   and  incorporated  herein  by
reference.

      (iii)  Amendment  No.  2  dated  4/16/02  to the  Amended  and  Restated
Declaration  of Trust  dated  10/24/00:  Previously  filed  with  Registrant's
Post-Effective   Amendment  No.  25,  11/22/02,  and  incorporated  herein  by reference.

     (iv) Amendment No. 3 dated 8/27/02 to the Amended and Restated  Declaration of Trust  dated  10/24/00:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 25, 11/22/02, and incorporated herein by reference.

     (v) Amendment  No. 4 dated 6/16/06 to the Amended and Restated  Declaration of Trust  dated  10/24/00:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 30, dated 06/19/06, and incorporated herein by reference.

(2) Amended and Restated  By-Laws  dated as of 10/24/00:  Previously  filed with  Registrant's  Post-Effective  Amendment No. 24, 1/25/02,  and incorporated herein by reference.

(3)   Not Applicable.

(4)   Not Applicable.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  24,  1/25/02,  and  incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  24,  1/25/02,  and  incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  24,  1/25/02,  and  incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
Registrant's  Post-Effective  Amendment  No.  24,  1/25/02,  and  incorporated herein by reference.

(6)  Amended and  Restated  Investment  Advisory  Agreement  dated  1/1/05:
Previously filed with Registrants Post-Effective Amendment No. 28, 11/28/05, and
incorporated herein by reference.

     (7) (i) General  Distributor's  Agreement dated 10/13/92:  Previously filed with  Post-Effective  Amendment No. 10 to Registrant's  Registration  Statement,
1/28/93, and refiled with Registrant's Post-Effective Amendment No. 13, 1/24/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(ii)  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 45 to the Registration  Statement of
Oppenheimer       High      Yield      Fund      (Reg.      No.      2-62076),
10/26/01, and incorporated herein by reference.

(iii) Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 45 to the Registration  Statement of
Oppenheimer       High      Yield      Fund      (Reg.      No.      2-62076),
10/26/01, and incorporated herein by reference.

(iv)  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:  Previously
filed with  Post-Effective  Amendment No. 45 to the Registration  Statement of
Oppenheimer       High      Yield      Fund      (Reg.      No.      2-62076),
10/26/01, and incorporated herein by reference.

(v)   Trust  Company   Fund/SERV   Purchase   Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Trust Company Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement   of   Oppenheimer    High   Yield   Fund   (Reg.   No.    2-62076),
10/26/01, and incorporated herein by reference.

(8)   Form   of   Deferred    Compensation    Agreement   for    Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 40 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/98, and incorporated herein by reference.

     (9) (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  Post-Effective   Amendment  No.  41  to  the  Registration   Statement  of
Oppenheimer   Variable  Account  Funds  (Reg.  No.  2-93177),   (4/28/03),   and
incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated 4/26/04:  Previously filed with  Registrant's  Post-Effective  Amendment
No.  27,  11/24/04,  and  incorporated  herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares dated 2/24/98:  Previously filed with Registrant's Post-Effective
Amendment No. 27, 11/24/04, and incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for  Class  C  shares  dated  2/23/04:   Previously  filed  with  Registrant's
Post-Effective  Amendment No. 27,  11/24/04,  and incorporated herein by reference.

     (iv)  Distribution  and Service Plan and Agreement for Class N shares dated
10/24/00  under Rule 12b-1 of the  Investment  Company  Act of 1940:  Previously
filed  with  Registrant's   Post-Effective   Amendment  No.  25,  11/22/02,  and
incorporated herein by reference.

     (v) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05:   Previously  filed  with   Post-Effective   Amendment  No.  5  to  the
Registration  Statement of Oppenheimer  Main Street  Opportunity  Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(11)  Opinion and Consent of Counsel: To be filed by Amendment.

(12)  Tax Opinion: To be filed by Amendment.

(13)  Not Applicable.

(14)  Consent of Deloitte & Touche LLP:  To be filed by Amendment.

(15)  Not Applicable.

     (16)  (i)   Powers  of   Attorney   dated   December   13,   2004  for  all
Trustees/Directors and Officers:  Previously filed with Post-Effective Amendment
No. 44 to the Registration Statement of Oppenheimer Variable Account Funds (Reg.
No. 2-93177), (2/25/05), and incorporated herein by reference.

(17)  Not Applicable.

Item 17. - Undertakings

(1)   The undersigned  registrant  agrees that prior to any public  reoffering of the securities  registered  through the use of a prospectus which is a part of this  registration  statement by any person or party who is deemed to be an underwriter  within the meaning of Rule 145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering  prospectus will contain the information called for by the applicable  registration form for the reofferings by persons who may be deemed  underwriters,  in addition to the information  called for by the other items of the applicable form.

(2)   The undersigned  registrant  agrees that every  prospectus that is filed under  paragraph  (1)  above  will be filed as a part of an  amendment  to the registration  statement and will not be used until the amendment is effective,
and  that,   in   determining   any   liability   under  the  1933  Act,  each
post-effective  amendment shall be deemed to be a new  registration  statement or the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New
York and State of New York, on the 21st day of July, 2006.

                                    Oppenheimer Champion Income Fund

                                    By:  /s/ John V. Murphy*

                                    ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*     Chairman of the

July 21, 2006 2006

William L. Armstrong          Board of Trustees

/s/ John V. Murphy*           President, Principal

July 21, 2006

John V. Murphy                Executive Officer and Trustees

/s/ Brian W. Wixted*          Treasurer, Principal

July 21, 2006

Brian W. Wixted               Financial & Accounting Officer

/s/ Robert G. Avis*           Trustee

July 21, 2006
Robert G. Avis

/s/ George C. Bowen*          Trustee

July 21, 2006
George C. Bowen

/s/ Edward L. Cameron*        Trustee

July 21, 2006
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee

July 21, 2006
Jon S. Fossel

/s/ Sam Freedman*             Trustee

July 21, 2006
Sam Freedman

/s/ Beverly L. Hamilton*      Trustee

July 21, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee

July 21, 2006
Robert J. Malone

/s/ F. William Marshall, Jr.* Trustee

July 21, 2006
F. William Marshall, Jr.

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                       OPPENHEIMER CHAMPION INCOME FUND

                          Registration No. 33-135140

                                EXHIBIT INDEX

Exhibit No.       Description